Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET INCOME	$ 4,641,204	$ 4,484,817	$ 2,942,645
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) during period	(7,525,775)	418,016	3,604,866
Reclassification adjustments for gains included in net income	(134,177)	(267,513)	(896,764)
Other comprehensive income (loss), before income taxes	(7,659,952)	150,503	2,708,102
Income tax benefit (expense) related to items of other comprehensive income (loss)	2,604,384	(51,171)	(920,755)
Other comprehensive income (loss)	(5,055,568)	99,332	1,787,347
COMPREHENSIVE INCOME (LOSS)	$ (414,364)	$ 4,584,149	$ 4,729,992